DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements of Assets
The following tables present the fair value measurements of assets recognized in the accompanying statement of net assets available for benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024:

		Fair Value Measurements Using:
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2025
Common Stock	$8,468,288	$8,468,288	$—	$—
Mutual Funds	272,572,806	272,572,806	—	—
Self-Directed Brokerage	3,511,488	3,093,944	417,544	—
Investments in the Fair Value Hierarchy	$284,552,582	$284,135,038	$417,544	$—

		Fair Value Measurements Using:
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2024
Common Stock	$8,986,228	$8,986,228	$—	$—
Mutual Funds	236,673,791	236,673,791	—	—
Self-Directed Brokerage	1,878,460	1,816,651	61,809	—
Investments in the Fair Value Hierarchy	$247,538,479	$247,476,670	$61,809	$—